Consolidated Statements Of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Operating activities
Net (loss) income attributable to Arcos Dorados Holdings Inc	$ (109,333)	$ 53,854	$ 114,332
Non-cash charges and credits:
Depreciation and amortization	116,811	114,860	92,328
Loss from derivative instruments	685	4,141	891
Amortization and accrual of letter of credit fees and deferred financing costs	4,195	4,363	4,342
Net income attributable to non-controlling interests	305	18	256
Deferred income taxes	7,419	9,113	14,228
Foreign currency exchange results	55,894	23,350	13,788
Accrued net share-based compensation expense	9,252	7,027	1,265
Loss from purchase, exchange and call of 2019 Notes	0	23,467	0
Impairment of long-lived assets and goodwill	52,915	2,958	2,665
Write-offs of property and equipment	7,111	6,489	4,259
Others, net	5,449	(8,806)	(2,064)
Changes in assets and liabilities:
Accounts payable	(16,128)	96,957	22,575
Accounts and notes receivable and other receivables	(9,779)	(43,835)	(48,168)
Inventories, prepaid and other assets	53,082	(102,362)	14,628
Income taxes payable	15,884	10,773	(23,042)
Other taxes payable	(27)	13,727	8,414
Interest payable	(1,054)	1,492	6,134
Accrued payroll and other liabilities and provision for contingencies	(198)	(9,883)	(9,956)
Others	608	9,311	13,238
Net cash provided by operating activities	193,091	217,014	230,113
Investing activities
Property and equipment expenditures	(169,813)	(313,462)	(294,478)
Purchases of restaurant businesses paid at acquisition date	(825)	(324)	(6,004)
Proceeds from sale of property and equipment	3,237	7,751	6,643
Proceeds from sales of restaurant businesses	1,938	6,452	0
Loans to related parties	(2,500)	(2,000)	(7,000)
Other investing activity	(1,001)	(9,072)	(5,582)
Net cash used in investing activities	(168,964)	(310,655)	(306,421)
Financing activities
Dividend payments to Arcos Dorados Holdings Inc.’ shareholders	(50,036)	(37,527)	(50,036)
Net payment of derivative instruments	0	(9,975)	(4,322)
Issuance of other long-term debt	33,267	8,483	3,073
Net short-term borrowings	26,296	8,743	(157)
Other financing activities	(8,343)	(8,825)	(7,570)
Net cash provided by financing activities	1,184	102,302	90,646
Effect of exchange rate changes on cash and cash equivalents	(61,929)	(17,864)	(5,788)
(Decrease) increase in cash and cash equivalents	(36,618)	(9,203)	8,550
Cash and cash equivalents at the beginning of the year	175,648	184,851	176,301
Cash and cash equivalents at the end of the year	139,030	175,648	184,851
Supplemental cash flow information:
Interest	71,369	61,771	55,347
Income tax	13,139	25,422	30,700
Non-cash investing and financing activities:
Issuance of 2023 Notes as consideration for the exchange of 2019 Notes	0	98,767	0
Dividend declared pending of payment	12,509	12,509	0
Seller financing pending of payment and settlement of franchise receivables related to purchases of restaurant businesses	1,864	3,711	0
Year 2023 [Member]
Financing activities
Issuance of Notes	0	378,409	0
Partial Redemption Of 2019 Notes [Member]
Financing activities
Purchase and call of 2019 Notes	0	(237,006)	0
Year 2016 [Member]
Financing activities
Issuance of Notes	$ 0	$ 0	$ 149,658